Prospectus, Institutional Class | Sterling Capital Equity Index Fund

SUPPLEMENT DATED SEPTEMBER 14, 2011 TO THE

STERLING CAPITAL EQUITY INDEX FUND INSTITUTIONAL SHARES PROSPECTUS

DATED MAY 1, 2011, AS AMENDED

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Equity Index Fund Institutional Shares Prospectus (the “Prospectus”) dated May 1, 2011, as amended:

The following replaces the text under the heading “Fee Table — Annual Fund Operating Expenses” with respect to the Fund in the Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1],[2]
Annual Fund Operating Expenses	Sterling Capital Equity Index Fund Institutional Shares
Management Fees	0.05%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.81%
Total Annual Fund Operating Expenses	0.86%

In addition, the following replaces the text under the heading “Example” with respect to the Fund:
Example	[3]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Sterling Capital Equity Index Fund Institutional Shares	Institutional Shares	88	274	477	1,061

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Sterling Capital Equity Index Fund Institutional Shares	Institutional Shares	88	274	477	1,061

Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.

[1]	Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	The Shareholder Fees and Annual Fund Operating Expenses tables reflect the expenses of both the S&P 500 Stock Master Portfolio (the "Master Portfolio") and the Fund.
[3]	The Example reflects the expenses of both the Master Portfolio and the Fund.